Document and Entity Information	May 01, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0000736913
Document Creation Date	Apr. 15, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Document Effective Date	May 01, 2025
Prospectus Date	May 01, 2025
Amendment Flag	false
Document Period End Date	Dec. 31, 2024